Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Schedule of deferred tax assets
	December 31, 2022	December 31, 2021
Deferred tax asset/(liability)
Organizational costs/Startup expenses	$232,484	$7,678
Unrealized gain/loss - Trust	(36,940)	—
Federal Net Operating loss	—	425
Net deferred tax asset	195,544	8,103
Valuation allowance	(232,484)	(8,103)
Deferred tax (liability), net of allowance	$(36,940)	$—

Schedule of income tax provision consists
	For the Year Ended December 31, 2022	For the period from April 19, 2021 (inception) through December 31, 2021
Federal
Current	$462,271	$—
Deferred	(187,441)	(8,103)

State
Current	—	—
Deferred	—	—
Change in valuation allowance	224,381	8,103
Income tax provision	$499,211	$—

Schedule of statutory federal income tax rate
	December 31, 2022	December 31, 2021
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0	0.0
Change in fair value of warrant liabilities	-17.4	-41.8
Warrant issuance costs	0.0	18.1
Change in valuation allowance	2.9	2.7
Income tax provision	6.5%	—%